Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Interest on financing agreements	$ 46,683	$ 43,323
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(2,792)	(14,412)
Amortization of debt (loan & lease) issuance costs	1,691	1,990
Other bank and finance charges	530	830
Interest and finance costs	$ 46,112	$ 31,731